Trade payables	12 Months Ended
Dec. 31, 2024
Trade Payables
Trade payables

Note	26 | Trade payables

		12.31.24	12.31.23
Non-current
Customer guarantees		2,580	2,691
Customer contributions		239	788
Total non-current		2,819	3,479

Current
Payables for purchase of electricity - CAMMESA (1)		464,448	295,360
Provision for unbilled electricity purchases - CAMMESA		132,891	95,245
Suppliers		148,605	129,910
Related parties	35.c	9,601	1,359
Advance to customer		3,150	2,668
Customer contributions		39	80
Discounts to customers		39	78
Total current		758,773	524,700

(1)	As of December 31, 2024 and 2023, includes $ 53,236 and $ 49,106, respectively, relating to post-dated checks issued by the Company in favor of CAMMESA,

The value of the rest of the financial liabilities included in the Company’s trade payables approximates their fair value.